Lease liabilities (Tables)	6 Months Ended
Feb. 28, 2023
Lease liabilities [abstract]
Disclosure of detailed information about continuity of the lease liabilities

	Equipment	Office lease	Total
	$	$	$

Balance, August 31, 2021	24,048	563,503	587,551
Held for sale - Eden Games	-	(18,456)	(18,456)
Interest expense	701	15,262	15,963
Payments	(6,690)	(134,387)	(141,077)
Effect of foreign exchange	-	(2,696)	(2,696)
Balance, February 28, 2022	18,059	423,226	441,285

Balance, August 31, 2022	11,874	376,960	388,834
Acquired	-	-	-
Disposal of Eden Games	-	-	-
Interest expense	300	-	300
Payments	(6,690)	-	(6,690)
Balance, February 28, 2023	5,484	376,960	382,444

Disclosure of detailed information about lease obligation classified between current and non-current

The Company’s lease obligation is classified between current and non-current liabilities as follows:

	Equipment	Office lease	Total
	$	$	$
As of February 28, 2022:
Less than one year	12,575	142,968	155,543
Greater than one year	5,484	280,258	285,742
Total lease obligation	18,059	423,226	441,285

	Equipment	Office lease	Total
	$	$	$
As of February 28, 2023:
Less than one year	5,484	376,960	382,444
Total lease obligation	5,484	376,960	382,444

Disclosure of detailed information about future minimum undiscounted lease payments

The future minimum undiscounted lease payments as of February 28, 2022, are presented below:

	Equipment	Office lease	Total

Less than one year	5,575	404,271	409,846
Total undiscounted lease obligation	5,575	404,271	409,846